Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	. Revenue
i)                   Revenue streams

	2025	2024	2023
(in $ millions)	$	$	$
Deliveries	1,800	1,493	1310
Mobility	1,219	1,047	871
Financial services	347	253	177
Others	4	4	1
	3,370	2,797	2,359
Mobility revenue also includes rental income from the leasing of motor vehicles to driver-partners of $194 million (2024: $168 million; 2023: $146 million) (refer to Note 24), who typically use the vehicles to offer services through the Grab platform.
ii)                  Geographic information

	2025	2024	2023
(in $ millions)	$	$	$
Indonesia	715	643	605
Malaysia	1,039	816	673
Philippines	316	265	200
Singapore	727	578	480
Thailand	288	252	205
Vietnam	255	228	185
Rest of Southeast Asia	30	15	11
	3,370	2,797	2,359
iii)                 Major customers
Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.